Manufacturing and distribution costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Manufacturing and Distribution Costs	The following costs are included within manufacturing and distribution costs:

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Radiopharmacy operations	9,696	-	-
Quality costs	9,329	6,422	3,603
Supply chain costs	4,335	1,484	-
Technical services	3,433	1,539	-
Global manufacturing costs	3,631	806	2,644